Post-employment Benefits - Summary of Amount Recognised as Accumulated Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Accumulated at the initial of the year	R$ 226,129	R$ 252,473
Actuarial (gain) loss arising from financial assumptions	(25,583)	(7,865)
Actuarial (gain) loss arising from experience adjustment	(33,636)	(1,845)
Earnings on assets greater than discount rate	3,792	(16,634)
Accumulated at the end of the year	R$ 170,702	R$ 226,129